GENERAL INFORMATION AND GROUP STRUCTURE	12 Months Ended
Dec. 31, 2021
General Information And Group Structure
GENERAL INFORMATION AND GROUP STRUCTURE

NOTE 1: GENERAL INFORMATION AND GROUP STRUCTURE

1.1 General information of the Company

The Company is a fully integrated power company in Argentina, which directly and through its subsidiaries, participates in the electric energy and gas value chains.

In the generation segment, the Company, directly and through its subsidiaries and joint ventures, has a 4,970 MW installed capacity, which represents approximately 12% of Argentina’s installed capacity, and being one of the four largest independent generators in the country. Additionally, the Company is currently undergoing a process to expand its capacity by 361 MW.

In the oil and gas segment, the Company develops an important activity in gas and oil exploration and production, with operations in 13 production areas and 5 exploratory areas reaching a production level of 8 million m3/day of natural gas and 4,700 barrels/day of oil equivalent for oil in Argentina, as of December 31, 2021. Its main natural gas production blocks are located in the Provinces of Neuquén and Río Negro.

In the petrochemicals segment, operations are located in the Republic of Argentina, where the Company operates three high-complexity plants producing styrene, synthetic rubber and polystyrene, with a domestic market share ranging between 91% and 99%.

Finally, through the holding and others segment, the Company participates in the transmission and gas transportation businesses. In the transmission business, the Company jointly controls Citelec, which has a controlling interest in Transener, a company engaged in the operation and maintenance of a 21,414 km high-voltage electricity transmission network in Argentina with an 86% share in the Argentine electricity transmission market. In the gas transportation business, the Company jointly controls CIESA, which has a controlling interest in TGS, a company holding a concession for the transportation of natural gas with 9,231 km of gas pipelines in the center, west and south of Argentina, and which is also engaged in the processing and sale of natural gas liquids through the Cerri Complex, located in Bahía Blanca, in the Province of Buenos Aires. Besides, the Company owns a 30.1% indirect interest in OCP, licensee company of an oil pipeline in Ecuador that has a transportation capacity of 450,000 barrels/day and a 28.5% direct interest in Refinor, which has a refinery with an installed capacity of 25.8 kb of oil per day and 92 gas stations. Additionally, the segment includes advisory services provided to related companies.

1.2 Economic context in which the Company operates

The Company operates in a complex economic context which main variables have suffered significant volatility both in the domestic and international spheres.

As a consequence of the COVID-19 pandemic in March 2020 caused by the Coronavirus, most governments around the world, including the Argentine Government, implemented drastic measures to contain the spread of the virus, including, but not limited to, the closure of borders and the mandatory lockdown of the population, halting temporarily non-essential economic activities and generating a pronounced decrease in the economic activity and production levels.

In Argentina, the social, preventive and mandatory lockdown measures affected the power industry, mainly in the second and third quarters of 2020, especially the decrease in the demand for electricity, the drop in gas production, the decline in the demand for fuels, the suspension of the spot remuneration adjustment, and the decrease in the price of gas at wellhead and the oil price.

In 2021, due to the new increase in infection levels, the governments of different countries in the world, including the Argentine Government, temporarily reimplemented some measures, such as certain restrictions on population’s movement.

Regarding measures directly affecting the generation segment’s economic and financial situation, it is worth highlighting that SE Resolution No. 440/21 provided for a 29% increase in spot remuneration values (see Note 2.1), which update had been suspended as from March 2020.

As regards the oil and gas segment, the application by the Federal Government of the natural gas production promotion program (GasAr Plan) and the recovery in international prices allowed for a strong recovery in hydrocarbons production and wellhead prices. However, in the second quarter of 2021, some social conflicts and wage protest demonstrations prevented the freedom of movement on the Province of Neuquén’s routes in the month of April 2021; although the protest roadblocks did not significantly affect the Company’s assets production in this basin, they temporarily impacted the ordinary execution of the investment plan necessary to reach the committed gas production under the GasAr Plan. The Company sent the respective Force Majeure communications to the SE, CAMMESA and the Gas Distributors with which it had executed gas supply agreements for the volumes awarded under this plan. On August 11, 2021, the SE notified the Company of the upholding of the Force Majeure ground. It is worth highlighting that the Company managed to reach the committed gas production.

In the Petrochemicals segment specifically, the described situation affected the recoverability of inventories of several raw materials and stock for sale, thus recording a provision for impairment of inventories for US$ 2 million and US$ 11 million as of December 31, 2021 and 2020, respectively.

The Argentine economy was undergoing a recession process, which was exacerbated by the COVID-19 pandemic outbreak, with a 9.9% fall in the Gross Domestic Product in 2020, and a 9.7% recovery in 2021, in line with the recovery in production and economic activity levels; a 36.1% and 50.9% cumulative inflation (CPI) for fiscal years 2020 and 2021, respectively, and a 40.5% and 22.1% depreciation of the peso against the U.S. dollar for 2020 and 2021, respectively, according to BNA’s exchange rate. Moreover, stricter exchange restrictions were imposed (see Note 2.5), affecting the foreign currency’s value in existing alternative markets for certain exchange transactions that are restricted in the official market.

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements.

The Company’s Management permanently monitors the evolution of the variables affecting its business to define its course of action and identify potential impacts on its assets and financial position. The Company’s Consolidated Financial Statements should be read in the light of these circumstances.